Schedule of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Jul. 15, 2019	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Total acquired identifiable intangible assets	$ 7,300
Goodwill		$ 8,433	$ 8,433	$ 8,433
BioPharma Acquisition [Member]
Business Acquisition [Line Items]
Cash	13,829
Subordinated note payable	6,822
Total consideration	20,651
Accounts receivable	3,731
Accrued revenue	289
Lab supplies	877
Prepaid expenses	266
Property and equipment	6,412
Operating lease assets	2,187
Total acquired identifiable intangible assets	7,300				$ 7,300
Goodwill	8,273			$ 100	$ 8,300
Total assets acquired	29,335
Accounts payable	(4,535)
Accrued liabilities	(435)
Deferred revenue	(1,076)
Operating lease liabilities	(2,187)
Finance lease liabilities	(451)
Total liabilities assumed	(8,684)
Net assets acquired	20,651
BioPharma Acquisition [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Total acquired identifiable intangible assets	1,600
BioPharma Acquisition [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Total acquired identifiable intangible assets	$ 5,700